UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-02405
Name of Fund:
BlackRock Sustainable Balanced Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Sustainable Balanced Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
05/31/2025
Date of reporting period:
11/30/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock Sustainable Balanced Fund, Inc.
Institutional Shares | MACPX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	8.02%	20.34%	9.31%	8.57%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35
Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Institutional Shares | MACPX
Semi-Annual Shareholder Report — November 30, 2024
MACPX-11/24-SAR

BlackRock Sustainable Balanced Fund, Inc.
Investor A Shares | MDCPX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.77%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.88%	20.01%	9.03%	8.28%
Investor A Shares (with sales charge)	2.22	13.71	7.86	7.70
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35
Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Investor A Shares | MDCPX
Semi-Annual Shareholder Report — November 30, 2024
MDCPX-11/24-SAR

BlackRock Sustainable Balanced Fund, Inc.
Investor C Shares | MCCPX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.54%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	7.49%	19.09%	8.20%	7.62%
Investor C Shares (with sales charge)	6.49	18.09	8.20	7.62
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35
Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Investor C Shares | MCCPX
Semi-Annual Shareholder Report — November 30, 2024
MCCPX-11/24-SAR

BlackRock Sustainable Balanced Fund, Inc.
Class K Shares | MKCPX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.45%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	8.09%	20.42%	9.38%	8.62%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35
Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of the Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Class K Shares | MKCPX
Semi-Annual Shareholder Report — November 30, 2024
MKCPX-11/24-SAR

BlackRock Sustainable Balanced Fund, Inc.
Class R Shares | MRBPX
Semi-Annual Shareholder Report — November 30, 2024

This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$60	1.16%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	7.69%	19.54%	8.61%	7.89%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35
Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%
Average annual total returns reflect reductions for distribution and service fees.
The Fund’s returns shown prior to April 8, 2022, are the returns of the Fund when it followed different investment strategies and investment processes under the name BlackRock Balanced Capital Fund, Inc.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Sustainable Balanced Fund, Inc.
Class R Shares | MRBPX
Semi-Annual Shareholder Report — November 30, 2024
MRBPX-11/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

NOVEMBER 30, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

•	BlackRock Sustainable Balanced Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	3

Schedule of Investments (unaudited) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
BAE Systems PLC	120,022	$1,875,929
Curtiss-Wright Corp.	5,269	1,968,656
Dassault Aviation SA	176	35,069
Kongsberg Gruppen ASA	1,285	151,427
Northrop Grumman Corp.	12,145	5,946,799
Rolls-Royce Holdings PLC(a)	20,798	147,946
Thales SA	1,255	187,797

		10,313,623

Air Freight & Logistics — 0.2%
CJ Logistics Corp.	8,873	521,935
Expeditors International of Washington, Inc.	1,021	124,195
Hyundai Glovis Co. Ltd.	946	83,642
United Parcel Service, Inc., Class B	18,320	2,486,390

		3,216,162

Automobile Components — 0.4%
BorgWarner, Inc.	119,715	4,108,619
Hanon Systems	72,746	207,515
HL Mando Co. Ltd.	1,057	29,345
Hyundai Mobis Co. Ltd.	289	49,767
Lear Corp.	6,049	591,834
Magna International, Inc.	19,866	897,485
Sumitomo Electric Industries Ltd.	12,200	235,541
Valeo SE	9,035	75,250

		6,195,356

Automobiles — 0.8%
BYD Co. Ltd., Class A	28,800	1,100,758
BYD Co. Ltd., Class H	4,500	148,432
Geely Automobile Holdings Ltd.	562,000	1,011,934
Honda Motor Co. Ltd.	10,800	93,182
Tesla, Inc.(a)	29,785	10,280,591
Toyota Motor Corp.	10,000	170,865

		12,805,762

Banks — 4.8%
Banco Bilbao Vizcaya Argentaria SA	21,366	201,826
Banco Santander SA	121,159	559,344
Bancolombia SA	6,422	56,207
Bank Central Asia Tbk PT	1,869,800	1,180,057
Bank Hapoalim BM	12,838	147,559
Bank Mandiri Persero Tbk PT	216,300	84,101
Bank Negara Indonesia Persero Tbk PT	213,300	67,129
Bank of America Corp.	247,888	11,777,159
Bank Polska Kasa Opieki SA	7,863	262,826
Bank Rakyat Indonesia Persero Tbk PT	2,640,100	711,229
BNP Paribas SA	68,924	4,119,985
Citigroup, Inc.	102,079	7,234,339
Commonwealth Bank of Australia	204	21,178
Credit Agricole SA	134,045	1,795,247
CTBC Financial Holding Co. Ltd.	50,000	57,757
DBS Group Holdings Ltd.	82,800	2,627,396
DNB Bank ASA	30,553	639,400
E.Sun Financial Holding Co. Ltd.	155,545	129,770
Erste Group Bank AG	5,072	278,404
First Financial Holding Co. Ltd.	39,253	32,957
First Horizon Corp.	1,482	31,315
Grupo Financiero Banorte SAB de CV, Class O	20,707	138,921
ING Groep NV	125,835	1,942,562
Intesa Sanpaolo SpA	243,961	936,454
JPMorgan Chase & Co.	21,176	5,288,071
KakaoBank Corp.	4,302	69,136

Security	Shares	Value

Banks (continued)
KB Financial Group, Inc.	4,556	$314,660
KBC Group NV	15,879	1,148,211
Mediobanca Banca di Credito Finanziario SpA	34,905	509,408
Mitsubishi UFJ Financial Group, Inc.	28,400	338,980
Mizuho Financial Group, Inc.	323,600	8,170,748
NatWest Group PLC	81,049	415,728
Nordea Bank Abp	192,078	2,170,387
PNC Financial Services Group, Inc. (The)	24,173	5,190,426
Royal Bank of Canada	4,002	503,405
Shanghai Commercial & Savings Bank Ltd. (The)	99	120
Standard Chartered PLC	42,815	529,321
Sumitomo Mitsui Financial Group, Inc.	114,600	2,828,424
Sumitomo Mitsui Trust Group, Inc.	7,800	195,560
Svenska Handelsbanken AB, A Shares	141,517	1,471,836
Swedbank AB, A Shares	209,584	4,105,545
Truist Financial Corp.	3,823	182,281
U.S. Bancorp	5,882	313,452
UniCredit SpA	48,388	1,858,673
United Overseas Bank Ltd	16,000	434,412
Wells Fargo & Co.	106,907	8,143,106

		79,215,012

Beverages — 0.4%
Ambev SA	868,159	1,818,043
Budweiser Brewing Co. APAC Ltd.(b)	113,400	108,615
Coca-Cola Femsa SAB de CV	21,251	169,663
Wuliangye Yibin Co. Ltd., Class A	188,000	3,830,269

		5,926,590

Biotechnology — 0.8%
3SBio, Inc.(b)	567,500	417,835
AbbVie, Inc.	19,042	3,483,353
Alkermes PLC(a)	5,422	157,346
Amgen, Inc.	4,985	1,410,107
BeiGene Ltd.(a)	2,500	41,740
BioMarin Pharmaceutical, Inc.(a)	9,920	655,018
Blueprint Medicines Corp.(a)	4,883	470,624
CSL Ltd.	3,380	623,144
Genmab A/S(a)	3,120	672,430
Gilead Sciences, Inc.	20,620	1,909,000
Hugel, Inc.(a)	2,094	392,609
Innovent Biologics, Inc.(a)(b)	55,000	274,292
Medytox, Inc.	127	12,008
Natera, Inc.(a)	2,457	412,235
Neurocrine Biosciences, Inc.(a)	5,000	633,750
PharmaResearch Co. Ltd.	250	35,707
Regeneron Pharmaceuticals, Inc.(a)	706	529,655
Seegene, Inc.	733	12,529
Vertex Pharmaceuticals, Inc.(a)	2,146	1,004,607
Zai Lab Ltd.(a)	50,800	148,501

		13,296,490

Broadline Retail — 2.1%
Alibaba Group Holding Ltd.	271,900	2,969,487
Amazon.com, Inc.(a)	140,293	29,165,512
Coupang, Inc., Class A(a)	2,041	51,760
J Front Retailing Co. Ltd.	35,600	424,284
JD.com, Inc., Class A	69,100	1,291,686
Magazine Luiza SA(a)	148,730	218,764
MercadoLibre, Inc.(a)	145	287,849
Woolworths Holdings Ltd.	7,666	26,739

		34,436,081

Building Products — 0.6%
Daikin Industries Ltd.	11,900	1,439,721

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Johnson Controls International PLC	451	$37,821
Trane Technologies PLC	21,425	8,917,513

		10,395,055

Capital Markets — 1.9%
Amundi SA(b)	1,643	107,026
B3 SA - Brasil Bolsa Balcao	490,735	748,728
Bank of New York Mellon Corp. (The)	1,648	134,922
Cboe Global Markets, Inc.	1,145	247,148
Charles Schwab Corp. (The)	1,879	155,506
CME Group, Inc., Class A	6,849	1,630,062
Daiwa Securities Group, Inc.	224,300	1,509,042
Goldman Sachs Group, Inc. (The)	1,337	813,658
Huatai Securities Co. Ltd., Class A	1,357,200	3,383,435
IGM Financial, Inc.	10,375	350,440
Invesco Ltd.	46,547	842,035
Macquarie Group Ltd.	22,551	3,410,706
Moody’s Corp.	248	123,995
Morgan Stanley	58,336	7,677,601
MSCI, Inc., Class A	178	108,514
Nomura Holdings, Inc.	45,500	275,850
S&P Global, Inc.	18,635	9,736,974

		31,255,642

Chemicals — 0.6%
Asahi Kasei Corp.	123,200	880,482
DSM-Firmenich AG	14,519	1,594,825
DuPont de Nemours, Inc.	5,485	458,491
Ecolab, Inc.	13,880	3,452,928
Evonik Industries AG	3,171	58,296
Johnson Matthey PLC	9,565	165,473
KCC Corp.	1,148	199,743
LG Chem Ltd.	9,871	2,019,546
Orbia Advance Corp. SAB de CV	60,681	54,484
Sumitomo Chemical Co. Ltd.	223,700	542,804

		9,427,072

Commercial Services & Supplies — 0.0%
Cintas Corp.	528	119,217

Communications Equipment — 0.3%
Accton Technology Corp.	9,000	183,770
Arista Networks, Inc.(a)	429	174,097
Motorola Solutions, Inc.	7,247	3,621,326
Nokia Oyj	107,126	449,976
Sercomm Corp.	22,000	74,186
Telefonaktiebolaget LM Ericsson, B Shares	19,625	159,448
ZTE Corp., Class H	46,000	112,403

		4,775,206

Construction & Engineering — 1.1%
ACS Actividades de Construccion y Servicios SA	8,111	376,977
AECOM	40,787	4,770,855
Comfort Systems U.S.A., Inc.	370	182,510
Eiffage SA	12,744	1,150,664
EMCOR Group, Inc.	10,620	5,417,474
HDC Hyundai Development Co-Engineering & Construction, Class E	3,726	55,334
Hyundai Engineering & Construction Co. Ltd.	2,055	40,496
MasTec, Inc.(a)	6,020	867,241
Obayashi Corp.	79,100	1,130,309
Samsung E & A Co. Ltd.(a)	1,811	23,375
Stantec, Inc.	37,023	3,220,357
Worley Ltd.	138,525	1,257,275

		18,492,867

Security	Shares	Value

Consumer Finance — 0.6%
American Express Co.	32,375	$9,864,015
OneMain Holdings, Inc.	616	35,328

		9,899,343

Consumer Staples Distribution & Retail — 1.6%
BGF retail Co. Ltd.	536	41,674
Costco Wholesale Corp.	10,065	9,781,972
E-MART, Inc.	410	18,950
J Sainsbury PLC	14,559	48,417
Marks & Spencer Group PLC	68,433	333,587
Target Corp.	2,767	366,102
Tesco PLC	912,244	4,255,142
Walmart, Inc.	132,216	12,229,980

		27,075,824

Containers & Packaging — 0.1%
Crown Holdings, Inc.	19,791	1,822,553

Diversified Consumer Services — 0.0%
H&R Block, Inc.	2,471	146,481

Diversified REITs — 0.0%
British Land Co. PLC (The)	11,827	58,505
Scentre Group	63,021	151,611

		210,116

Diversified Telecommunication Services — 0.7%
Deutsche Telekom AG, Registered Shares	183,816	5,880,447
Singapore Telecommunications Ltd.	106,800	247,355
Telefonica Brasil SA	49,398	404,589
Telkom Indonesia Persero Tbk PT	1,071,200	183,675
Telstra Group Ltd.	18,168	46,787
Verizon Communications, Inc.	100,674	4,463,885

		11,226,738

Electric Utilities — 0.6%
Acciona SA	306	38,933
Enel SpA	884,966	6,373,076
Energisa SA	10,182	67,267
Exelon Corp.	36,408	1,440,301
Iberdrola SA	140,777	2,007,425

		9,927,002

Electrical Equipment — 1.2%
ABB Ltd., Registered Shares	149,281	8,522,332
Acuity Brands, Inc.	11,077	3,552,283
Bizlink Holding, Inc.	4,000	80,526
CS Wind Corp.	6,759	194,997
Eaton Corp. PLC	1,427	535,724
Emerson Electric Co.	4,140	548,964
Goldwind Science & Technology Co. Ltd., Class A	327,100	505,689
LS Corp.	1,061	67,760
Nidec Corp.	8,200	151,238
Schneider Electric SE	13,406	3,453,669
Siemens Energy AG(a)	7,569	410,635
Vestas Wind Systems A/S(a)	104,890	1,642,307
Zhejiang Chint Electrics Co. Ltd., Class A	7,300	22,955

		19,689,079

Electronic Equipment, Instruments & Components —0.5%
Chroma ATE, Inc.	25,000	320,393
Delta Electronics, Inc.	30,000	355,678
Lotes Co. Ltd.	5,000	278,403
Murata Manufacturing Co. Ltd.	13,700	229,239
Primax Electronics Ltd.	166,000	404,978
TE Connectivity PLC	49,179	7,431,930

		9,020,621

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 0.2%
Halliburton Co.	4,306	$137,189
NOV, Inc.	2,738	43,863
Schlumberger NV	16,481	724,175
TechnipFMC PLC	71,669	2,248,257

		3,153,484

Entertainment — 0.5%
Bilibili, Inc., Class Z(a)	7,580	145,315
NCSoft Corp.	611	104,391
NetEase, Inc.	16,200	282,031
Netflix, Inc.(a)	4,354	3,861,171
Nintendo Co. Ltd.	77,700	4,560,221

		8,953,129

Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(a)	9,460	4,569,369
Essent Group Ltd.	2,514	145,259
FirstRand Ltd.	43,426	186,325
Groupe Bruxelles Lambert NV	5,098	353,156
Investor AB, B Shares	46,192	1,267,348
Mastercard, Inc., Class A	24,745	13,187,600
MGIC Investment Corp.	3,034	79,673
Visa, Inc., Class A	10,343	3,258,873

		23,047,603

Food Products — 0.7%
AVI Ltd.	39,582	241,863
BRF SA	75,841	311,340
China Mengniu Dairy Co. Ltd.	449,000	988,816
Danone SA	79,123	5,411,994
Ingredion, Inc.	1,702	250,773
M Dias Branco SA	7,671	27,781
Marfrig Global Foods SA(a)	93,479	287,577
Minerva SA(a)	85,265	80,067
Tingyi Cayman Islands Holding Corp.	66,000	82,970
Tyson Foods, Inc., Class A	70,982	4,578,339

		12,261,520

Gas Utilities — 0.0%
ENN Energy Holdings Ltd.	3,100	21,069
Perusahaan Gas Negara Tbk PT	700,700	67,313
UGI Corp.	9,210	279,708

		368,090

Ground Transportation — 0.1%
Uber Technologies, Inc.(a)	31,984	2,301,569

Health Care Equipment & Supplies — 1.0%
Becton Dickinson & Co.	4,224	937,306
Boston Scientific Corp.(a)	21,603	1,958,528
Koninklijke Philips NV(a)	10,747	293,970
Medtronic PLC	101,398	8,774,983
ResMed, Inc.	3,241	807,074
Stryker Corp.	8,504	3,334,843

		16,106,704

Health Care Providers & Services — 0.9%
Cardinal Health, Inc.	10,415	1,273,129
Cigna Group (The)	15,361	5,188,946
Elevance Health, Inc.	6,306	2,566,290
Fleury SA	249,032	538,063
HCA Healthcare, Inc.	10,771	3,524,487
Sinopharm Group Co. Ltd., Class H	30,800	80,736
UnitedHealth Group, Inc.	2,012	1,227,722

		14,399,373

Security	Shares	Value

Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	17	$174

Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd.	18,726	830,428
Booking Holdings, Inc.	1,568	8,156,705
MakeMyTrip Ltd.(a)	17,489	2,006,688
Meituan, Class B(a)(b)	155,770	3,285,700
Trip.com Group Ltd.(a)	11,531	749,557
Wingstop, Inc.	517	169,974
Wowprime Corp.	12,000	85,638

		15,284,690

Household Durables — 0.7%
Barratt Redrow PLC	60,979	332,095
Garmin Ltd.	92	19,559
Lennar Corp., Class A	11,630	2,028,156
NVR, Inc.(a)	44	406,366
Panasonic Holdings Corp.	329,500	3,214,611
Sekisui House Ltd.	14,100	334,375
Sony Group Corp.	115,900	2,326,847
Taylor Morrison Home Corp., Class A(a)	4,413	325,988
Toll Brothers, Inc.	18,138	2,995,853

		11,983,850

Household Products — 1.1%
Colgate-Palmolive Co.	90,533	8,748,204
Kimberly-Clark Corp.	12,397	1,727,522
Procter & Gamble Co. (The)	45,451	8,147,546
Unicharm Corp.	1,000	26,053

		18,649,325

Independent Power and Renewable Electricity Producers — 0.1%
Drax Group PLC	45,300	384,737
Meridian Energy Ltd.	4,715	17,341
ReNew Energy Global PLC, Class A(a)	70,344	424,174

		826,252

Industrial Conglomerates — 0.2%
3M Co.	6,238	832,960
CJ Corp.	4,120	284,639
Doosan Co. Ltd.	717	100,282
Hitachi Ltd.	3,100	78,123
Samsung C&T Corp.	980	84,056
SK, Inc.	836	82,127
Smiths Group PLC	66,817	1,506,001

		2,968,188

Industrial REITs — 0.4%
Lineage, Inc.	16,792	1,064,948
Prologis, Inc.	48,606	5,676,209

		6,741,157

Insurance — 1.6%
AIA Group Ltd.	521,800	3,928,945
Allianz SE, Registered Shares	6,938	2,147,759
Allstate Corp. (The)	6,287	1,303,861
Dai-ichi Life Holdings, Inc.	900	24,395
Hannover Rueck SE, Registered Shares	443	115,780
Hartford Financial Services Group, Inc. (The)	17,528	2,161,378
Hyundai Marine & Fire Insurance Co. Ltd.	1,452	27,733
Intact Financial Corp.	215	41,019
Japan Post Insurance Co. Ltd.	3,100	65,010
Marsh & McLennan Cos., Inc.	2,550	594,736
MetLife, Inc.	11,488	1,013,586
NN Group NV	40,726	1,890,031

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Ping An Insurance Group Co. of China Ltd., H Shares	191,500	$1,113,723
Progressive Corp. (The)	13,225	3,555,938
Reinsurance Group of America, Inc.	8,231	1,879,960
Travelers Cos., Inc. (The)	25,144	6,689,310

		26,553,164

Interactive Media & Services — 3.0%
Alphabet, Inc., Class A	89,472	15,116,294
Alphabet, Inc., Class C, NVS	52,746	8,992,665
Auto Trader Group PLC(b)	160,778	1,717,414
Baidu, Inc., Class A(a)	54,200	575,392
Meta Platforms, Inc., Class A	24,352	13,985,841
NAVER Corp.	5,140	765,119
REA Group Ltd.	8,005	1,320,268
Soop Co. Ltd.	1,263	100,295
Tencent Holdings Ltd.	151,300	7,813,626

		50,386,914

IT Services — 0.5%
Accenture PLC, Class A	10,803	3,914,683
CGI, Inc., Class A	1,372	154,393
Fujitsu Ltd.	8,300	159,466
VeriSign, Inc.(a)	2,400	449,232
Wix.com Ltd.(a)	13,557	3,033,243

		7,711,017

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	16,980	2,342,731
IQVIA Holdings, Inc.(a)	16,391	3,291,968
Mettler-Toledo International, Inc.(a)	185	231,472

		5,866,171

Machinery — 0.3%
Alfa Laval AB	2,667	113,637
Amada Co. Ltd.	144,300	1,392,044
DMG Mori Co. Ltd.	1,500	25,613
Donaldson Co., Inc.	3,352	261,624
Doosan Bobcat, Inc.	831	23,275
Ebara Corp.	3,900	58,668
FANUC Corp.	23,200	602,765
Hyundai Construction Equipment Co. Ltd.	1,451	64,552
Hyundai Rotem Co., Ltd.	2,644	96,521
Wartsila Oyj Abp	70,218	1,277,893
Weichai Power Co. Ltd., Class H	13,000	18,027
Westinghouse Air Brake Technologies Corp.	6,511	1,306,237
Yangzijiang Shipbuilding Holdings Ltd.	105,400	189,665
Yutong Bus Co. Ltd., Class A	83,100	251,236

		5,681,757

Marine Transportation — 0.3%
AP Moller - Maersk A/S, Class A	14	23,012
AP Moller - Maersk A/S, Class B, NVS	229	389,728
Kuehne + Nagel International AG, Registered Shares	17,979	4,302,424
Nippon Yusen KK	700	22,443
Pan Ocean Co. Ltd.	13,358	33,180
Wisdom Marine Lines Co. Ltd.	33,000	76,009

		4,846,796

Media — 0.6%
Comcast Corp., Class A	86,777	3,747,898
Fox Corp., Class A, NVS	54,006	2,544,763
Fox Corp., Class B	21,027	940,538

Security	Shares	Value

Media (continued)
Informa PLC	271,115	$2,957,646
Publicis Groupe SA	1,711	185,866

		10,376,711

Metals & Mining — 0.7%
Anglo American PLC	15,940	507,580
Boliden AB	3,332	99,495
Cia Brasileira de Aluminio(a)	118,708	123,112
CMOC Group Ltd., Class H	495,000	370,917
Freeport-McMoRan, Inc.	58,438	2,582,960
IGO Ltd.	22,292	70,943
Rio Tinto Ltd.	10,599	820,433
Rio Tinto PLC	4,784	300,784
Shandong Nanshan Aluminum Co. Ltd., Class A	96,000	53,287
South32 Ltd.	13,881	33,688
Teck Resources Ltd., Class B	13,286	620,244
Western Mining Co. Ltd., Class A	74,600	174,653
Wheaton Precious Metals Corp.	92,059	5,735,728

		11,493,824

Multi-Utilities — 0.3%
A2A SpA	343,107	774,994
Centrica PLC	328,245	532,359
Engie SA	208,767	3,327,946

		4,635,299

Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA	27,945	574,615
BP PLC	121,839	596,651
Chevron Corp.	70,565	11,426,590
ConocoPhillips	59,176	6,411,128
Cosan SA	10,391	17,149
EOG Resources, Inc.	15,275	2,035,546
Equinor ASA	125,562	3,043,310
Exxon Mobil Corp.	9,683	1,142,207
Keyera Corp.	46,632	1,552,457
Marathon Petroleum Corp.	7,424	1,159,258
OMV AG	5,112	204,966
Repsol SA	43,744	547,536
Santos Ltd.	4,430	19,150
Shell PLC	297,996	9,576,721
Ultrapar Participacoes SA	103,219	301,587
Valero Energy Corp.	8,220	1,143,238

		39,752,109

Passenger Airlines — 0.3%
Alaska Air Group, Inc.(a)	34,626	1,821,328
ANA Holdings, Inc.	91,500	1,767,967
Delta Air Lines, Inc.	6,697	427,402
easyJet PLC	9,875	69,492
International Consolidated Airlines Group SA	24,137	80,209
Singapore Airlines Ltd.	75,400	355,186

		4,521,584

Personal Care Products — 0.0%
AMOREPACIFIC Group	6,229	99,097
Natura & Co. Holding SA	187,924	422,585

		521,682

Pharmaceuticals — 3.2%
Astellas Pharma, Inc.	172,800	1,799,337
AstraZeneca PLC	4,597	622,179
Bristol-Myers Squibb Co.	74,760	4,427,287
Daiichi Sankyo Co. Ltd.	50,500	1,603,665
Eli Lilly & Co.	9,148	7,275,862
GSK PLC	71,228	1,210,043

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	34,025	$5,274,215
Merck & Co., Inc.	80,778	8,210,276
Merck KGaA	435	65,200
Novartis AG, Registered Shares	72,179	7,652,376
Novo Nordisk A/S, Class B	69,731	7,473,060
Pfizer, Inc.	204,195	5,351,951
Roche Holding AG, NVS	81	23,535
Santen Pharmaceutical Co. Ltd.	1,700	19,577
Sino Biopharmaceutical Ltd.	179,000	75,415
Takeda Pharmaceutical Co. Ltd.	31,600	861,579
Zoetis, Inc., Class A	2,571	450,568

		52,396,125

Professional Services — 1.2%
Automatic Data Processing, Inc.	14,972	4,595,356
Experian PLC	50,882	2,432,350
Genpact Ltd.	47,189	2,178,244
Intertek Group PLC	3,478	208,822
Recruit Holdings Co. Ltd.	12,500	869,471
Robert Half, Inc.	4,872	363,500
SGS SA, Registered Shares	2,902	288,267
Thomson Reuters Corp.	37,178	6,047,848
TransUnion	216	21,924
Verisk Analytics, Inc.	3,911	1,150,655
WNS Holdings Ltd.(a)	13,382	725,706
Wolters Kluwer NV, Class C	676	112,819

		18,994,962

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	29,242	4,093,588
Daiwa House Industry Co. Ltd.	2,500	78,712
FirstService Corp.	2,889	561,271
Mitsubishi Estate Co. Ltd.	6,100	86,447
Mitsui Fudosan Co. Ltd.	398,800	3,343,249
Nomura Real Estate Holdings, Inc.	19,100	474,811

		8,638,078

Retail REITs — 0.2%
CapitaLand Integrated Commercial Trust	14,200	20,794
Japan Metropolitan Fund Invest	22	13,425
Klepierre SA	2,407	72,754
Simon Property Group, Inc.	20,799	3,818,696

		3,925,669

Semiconductors & Semiconductor Equipment — 5.5%
Applied Materials, Inc.	27,667	4,833,702
ASE Technology Holding Co. Ltd.	122,000	579,610
ASPEED Technology, Inc.	2,000	254,948
Broadcom, Inc.	22,239	3,604,497
Elan Microelectronics Corp.	72,000	326,434
GigaDevice Semiconductor, Inc., Class A(a)	32,000	380,935
Jinko Solar Co. Ltd., Class A	43,090	52,282
KLA Corp.	382	247,165
Lam Research Corp.	62,300	4,602,724
LONGi Green Energy Technology Co. Ltd., Class A	231,300	591,890
MediaTek, Inc.	91,000	3,573,045
Micron Technology, Inc.	39,317	3,851,100
NVIDIA Corp.	334,789	46,284,579
Parade Technologies Ltd.	26,000	561,370
Phison Electronics Corp.	19,000	272,497
QUALCOMM, Inc.	35,468	5,622,742
Realtek Semiconductor Corp.	22,000	325,052
Taiwan Semiconductor Manufacturing Co. Ltd.	289,000	9,005,401
Tokyo Electron Ltd.	36,700	5,753,906
United Microelectronics Corp.	292,000	396,150

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Will Semiconductor Co. Ltd. Shanghai, Class A	37,500	$513,461
Xinyi Solar Holdings Ltd.	48,000	21,441

		91,654,931

Software — 4.6%
Adobe, Inc.(a)	13,391	6,908,819
Dropbox, Inc., Class A(a)	1,046	28,932
Fortinet, Inc.(a)	25,091	2,384,900
Guidewire Software, Inc.(a)	22,887	4,643,543
InterDigital, Inc.	2	392
Intuit, Inc.	7,574	4,860,463
Kingdee International Software Group Co. Ltd.(a)	66,000	74,940
Manhattan Associates, Inc.(a)	2,801	799,517
Microsoft Corp.	104,957	44,445,091
Nice Ltd.(a)	2,549	460,015
Nutanix, Inc., Class A(a)	27,808	1,815,306
Pegasystems, Inc.	6,227	591,378
SAP SE	5,238	1,243,846
ServiceNow, Inc.(a)	6,889	7,229,592
TOTVS SA	20,782	94,260
Xero Ltd.(a)	6,880	783,441

		76,364,435

Specialty Retail — 0.5%
Best Buy Co., Inc.	2,943	264,870
Gap, Inc. (The)	6,195	150,229
Industria de Diseno Textil SA	111,084	6,129,974
JB Hi-Fi Ltd.	2,130	126,758
Lojas Renner SA	620,575	1,529,572
Topsports International Holdings Ltd.(b)	66,000	20,813
Vibra Energia SA	6,315	21,463
Zalando SE(a)(b)	1,344	42,030

		8,285,709

Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	218,765	51,919,497
Chicony Electronics Co. Ltd.	67,000	325,858
Lenovo Group Ltd.	262,000	310,031
Logitech International SA, Registered Shares	4,321	351,161
NetApp, Inc.	58,736	7,203,383
Quanta Computer, Inc.	10,000	90,910
Samsung Electronics Co. Ltd.	49,628	1,951,533

		62,152,373

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG, Class N	160	37,837
Bosideng International Holdings Ltd.	412,000	215,129
Deckers Outdoor Corp.(a)	27,965	5,480,021
Hermes International SCA	115	251,002
Hugo Boss AG	16,502	561,326
Kering SA	878	205,590
LVMH Moet Hennessy Louis Vuitton SE	2,402	1,505,788
Makalot Industrial Co. Ltd.	32,640	322,360
Moncler SpA	32,169	1,575,327
Swatch Group AG (The)	153	27,884
Swatch Group AG (The), Registered Shares	1,838	65,415

		10,247,679

Trading Companies & Distributors — 0.1%
AerCap Holdings NV	2,228	221,374
Ferguson Enterprises, Inc.	447	96,521
Finning International Inc.	5,915	160,460
Sumitomo Corp.	31,400	673,974

		1,152,329

8	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Transportation Infrastructure — 0.0%
Beijing Capital International Airport Co. Ltd., Class H(a)		96,000	$33,194
CCR SA		155,293	281,586
Santos Brasil Participacoes SA		33,299	70,452

			385,232

Water Utilities — 0.0%
United Utilities Group PLC		43,639	621,909

Wireless Telecommunication Services — 0.2%
Far EasTone Telecommunications Co. Ltd.		18,000	49,957
KDDI Corp.		8,300	274,334
MTN Group Ltd.		86,021	385,994
SK Telecom Co. Ltd.		16,547	728,454
SoftBank Corp.		355,000	458,841
SoftBank Group Corp.		11,800	707,376
TIM SA		11,495	29,613
Vodafone Group PLC		1,269,000	1,144,945

			3,779,514

Total Common Stocks — 58.8% (Cost: $681,086,695)			976,878,973

	Par (000)

Corporate Bonds

Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 4.45%, 04/01/30	USD	120	119,760

Automobile Components — 0.0%
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/32(b)		200	201,627
Patrick Industries, Inc., 6.38%, 11/01/32(b)		53	52,434
Phinia, Inc., 6.63%, 10/15/32(b)		179	180,335

			434,396

Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27		1,000	959,712

Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,800	1,850,798
Banco Santander SA 4.18%, 03/24/28		1,000	982,114
5.59%, 08/08/28		1,800	1,842,380
6.61%, 11/07/28		1,600	1,702,514
Bank of America Corp. 2.55%, 02/04/28		1,150	1,097,243
4.38%, 04/27/28		1,260	1,249,533
3.19%, 07/23/30		370	344,812
2.50%, 02/13/31		150	133,600
2.69%, 04/22/32		1,200	1,050,720
Bank of Montreal, 5.20%, 02/01/28		1,180	1,199,408
Citibank N.A., 5.44%, 04/30/26		2,140	2,161,969
Citigroup, Inc. 4.54%, 09/19/30		1,650	1,624,754
2.67%, 01/29/31		1,550	1,386,522
3.79%, 03/17/33		1,570	1,442,653
6.17%, 05/25/34		45	47,106
5.83%, 02/13/35		830	846,797
Fifth Third Bancorp, 6.34%, 07/27/29		90	94,167
HSBC Holdings PLC, 5.87%, 11/18/35		640	643,638
ING Groep NV, 4.02%, 03/28/28		2,300	2,256,491
Intesa Sanpaolo SpA, 4.20%, 06/01/32(b)		300	265,727

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co. 4.85%, 07/25/28	USD 1,835	$1,838,302
2.96%, 01/25/33	790	694,853
5.72%, 09/14/33	2,320	2,404,293
5.35%, 06/01/34	1,240	1,268,567
Lloyds Banking Group PLC, 3.75%, 01/11/27	1,000	979,631
Mitsubishi UFJ Financial Group, Inc., 2.34%, 01/19/28	1,250	1,189,192
Mizuho Financial Group, Inc., 1.55%, 07/09/27	1,850	1,758,353
Morgan Stanley Bank N.A., 4.45%, 10/15/27	900	895,280
PNC Financial Services Group, Inc. (The) 5.30%, 01/21/28	610	617,058
5.40%, 07/23/35	1,270	1,292,283
Royal Bank of Canada, 5.20%, 08/01/28	1,460	1,490,259
Santander Holdings U.S.A., Inc. 6.50%, 03/09/29	2,670	2,770,080
6.57%, 06/12/29	890	928,472
Santander UK Group Holdings PLC, 6.53%, 01/10/29	2,420	2,521,285
Sumitomo Mitsui Financial Group, Inc., 1.90%, 09/17/28	1,310	1,182,375
Toronto-Dominion Bank. (The), Series FXD, 1.95%, 01/12/27	1,310	1,239,827
Truist Financial Corp., 5.87%, 06/08/34	220	229,231
U.S. Bancorp, 5.68%, 01/23/35	130	134,645
UBS AG, 5.65%, 09/11/28	200	206,868
UniCredit SpA, 7.30%, 04/02/34(b)	240	252,621

		46,116,421

Beverages — 0.6%
Coca-Cola Co. (The) 3.00%, 03/05/51	5,180	3,631,385
2.50%, 03/15/51	770	480,064
Diageo Capital PLC 2.00%, 04/29/30	1,820	1,593,000
2.13%, 04/29/32	960	800,372
5.50%, 01/24/33	3,930	4,078,316

		10,583,137

Biotechnology — 0.3%
Amgen, Inc., 2.20%, 02/21/27	650	617,670
Gilead Sciences, Inc. 5.25%, 10/15/33	570	584,740
5.55%, 10/15/53	720	744,972
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,940	2,472,482

		4,419,864

Broadline Retail — 0.1%
Rakuten Group, Inc. 11.25%, 02/15/27(b)	226	246,393
9.75%, 04/15/29(b)	550	600,702

		847,095

Building Products — 0.1%
Owens Corning 3.40%, 08/15/26	350	342,147
4.30%, 07/15/47	1,430	1,195,522

		1,537,669

Capital Markets — 1.5%
Ares Capital Corp. 2.88%, 06/15/27	520	492,661
2.88%, 06/15/28	680	626,372
5.95%, 07/15/29	250	254,383

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets (continued)
Bank of New York Mellon Corp. (The), 4.71%, 02/01/34	USD	630	$620,518
Barings BDC, Inc., 7.00%, 02/15/29		110	113,209
Blackstone Private Credit Fund, 2.63%, 12/15/26		130	123,138
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)		5	4,550
Deutsche Bank AG 5.71%, 02/08/28		260	263,308
6.82%, 11/20/29		190	200,690
FactSet Research Systems, Inc., 2.90%, 03/01/27		3,000	2,878,458
Freedom Mortgage Corp. 12.00%, 10/01/28(b)		55	59,783
12.25%, 10/01/30(b)		54	59,956
FS KKR Capital Corp. 2.63%, 01/15/27		445	420,397
3.13%, 10/12/28		1,130	1,029,640
6.13%, 01/15/30		120	120,596
Goldman Sachs Group, Inc. (The) 2.64%, 02/24/28		2,400	2,290,526
2.60%, 02/07/30		1,220	1,095,529
2.38%, 07/21/32		1,290	1,100,604
5.85%, 04/25/35		940	985,256
4.02%, 10/31/38		442	388,632
Golub Capital BDC, Inc., 6.00%, 07/15/29		1,346	1,356,047
Main Street Capital Corp., 6.95%, 03/01/29		965	1,001,204
Morgan Stanley 2.48%, 01/21/28		950	906,013
5.16%, 04/20/29		205	207,198
1.79%, 02/13/32		3,020	2,513,540
2.51%, 10/20/32		1,355	1,158,673
5.25%, 04/21/34		1,245	1,257,130
5.42%, 07/21/34		2,585	2,632,309
StoneX Group, Inc., 7.88%, 03/01/31(b)		130	137,481
UBS AG, 1.25%, 08/07/26		430	406,692
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		121	117,070

			24,821,563

Chemicals — 0.1%
Chemours Co. (The), 8.00%, 01/15/33(b)		249	250,388
Ecolab, Inc., 2.70%, 12/15/51		760	486,877

			737,265

Commercial Services & Supplies — 0.0%
Deluxe Corp., 09/15/29(b)(c)		85	86,127
Republic Services, Inc., 5.20%, 11/15/34		495	505,188

			591,315

Communications Equipment — 0.3%
Cisco Systems, Inc., 5.30%, 02/26/54		325	333,146
Motorola Solutions, Inc. 2.30%, 11/15/30		600	518,963
2.75%, 05/24/31		1,990	1,748,108
5.60%, 06/01/32		1,250	1,301,390
5.40%, 04/15/34		720	734,830

			4,636,437

Construction & Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30		4,150	3,761,104
Tutor Perini Corp., 11.88%, 04/30/29(b)		127	141,409

			3,902,513

Construction Materials — 0.0%
Martin Marietta Materials, Inc., 5.15%, 12/01/34		530	531,080

Security	Par (000)		Value

Consumer Finance — 0.8%
American Express Co. 2.55%, 03/04/27	USD	700	$669,948
5.28%, 07/27/29		1,020	1,037,334
5.04%, 05/01/34		450	452,882
5.63%, 07/28/34		160	164,694
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		171	183,619
Burford Capital Global Finance LLC 6.88%, 04/15/30(b)		35	35,069
9.25%, 07/01/31(b)		15	16,041
Capital One Financial Corp. 7.62%, 10/30/31		3,250	3,633,566
5.27%, 05/10/33		340	339,911
5.82%, 02/01/34		1,310	1,347,169
Credit Acceptance Corp., 9.25%, 12/15/28(b)		63	67,111
Discover Financial Services, 7.96%, 11/02/34		1,700	1,980,590
goeasy Ltd. 9.25%, 12/01/28(b)		108	115,592
7.63%, 07/01/29(b)		120	124,515
6.88%, 05/15/30(b)		140	142,518
OneMain Finance Corp. 6.63%, 01/15/28		174	177,504
9.00%, 01/15/29		113	120,266
6.63%, 05/15/29		100	102,030
Synchrony Financial, 2.88%, 10/28/31		2,180	1,842,949

			12,553,308

Consumer Staples Distribution & Retail — 0.0%
Kroger Co. (The), 5.00%, 09/15/34		365	362,836
United Natural Foods, Inc., 6.75%, 10/15/28(b)		185	182,081
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29		61	61,422

			606,339

Diversified REITs — 0.2%
American Tower Corp. 1.45%, 09/15/26		425	401,023
5.80%, 11/15/28		25	25,888
Crown Castle, Inc., 3.65%, 09/01/27		900	874,640
Equinix, Inc., 1.45%, 05/15/26		1,000	954,918
Iron Mountain, Inc., 7.00%, 02/15/29(b)		116	119,762
Uniti Group LP/Uniti Group Finance, Inc./CSL
Capital LLC, 10.50%, 02/15/28(b)		333	353,777

			2,730,008

Diversified Telecommunication Services — 0.0%
Consolidated Communications, Inc., 6.50%, 10/01/28(b)		34	33,090
Koninklijke KPN NV, 8.38%, 10/01/30		450	527,952
Windstream Services LLC/Windstream Escrow
Finance Corp. 7.75%, 08/15/28(b)		71	71,557
8.25%, 10/01/31(b)		65	67,865

			700,464

Electric Utilities — 0.8%
Avangrid, Inc. 3.20%, 04/15/25		2,180	2,165,437
3.80%, 06/01/29		500	478,988
Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,596,875
Eversource Energy 2.90%, 03/01/27		1,000	961,773
3.38%, 03/01/32		750	671,955
Series U, 1.40%, 08/15/26		200	188,762
Exelon Corp. 2.75%, 03/15/27		550	526,984
3.35%, 03/15/32		350	316,252

10	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Exelon Corp.
5.45%, 03/15/34	USD	270	$276,695
NRG Energy, Inc., 6.25%, 11/01/34(b)		70	69,992
NSTAR Electric Co.
3.25%, 05/15/29		1,000	947,273
3.95%, 04/01/30		1,000	968,678
Public Service Co. of New Hampshire, 5.15%, 01/15/53		360	352,702
Public Service Electric & Gas Co., 5.20%, 08/01/33		2,410	2,475,947
San Diego Gas & Electric Co., 5.55%, 04/15/54		390	402,924

			12,401,237

Electronic Equipment, Instruments & Components — 0.2%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	43,508
Keysight Technologies, Inc.
4.60%, 04/06/27		1,250	1,248,329
3.00%, 10/30/29		1,150	1,060,162
4.95%, 10/15/34		95	93,412

			2,445,411

Energy Equipment & Services — 0.2%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(b)		113	122,105
Pentair Finance Sarl
4.50%, 07/01/29		1,580	1,548,040
5.90%, 07/15/32		740	782,550
TotalEnergies Capital SA, 5.49%, 04/05/54		510	514,697

			2,967,392

Financial Services — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/31(b)		466	483,596
CPI CG, Inc., 10.00%, 07/15/29(b)		111	117,436
Freedom Mortgage Holdings LLC
9.25%, 02/01/29(b)		125	129,534
9.13%, 05/15/31(b)		113	117,137
MGIC Investment Corp., 5.25%, 08/15/28		2,930	2,902,334
Nationstar Mortgage Holdings, Inc.
6.50%, 08/01/29(b)		120	121,204
5.13%, 12/15/30(b)		312	296,666
PennyMac Financial Services, Inc., 7.13%, 11/15/30(b)		110	112,846

			4,280,753

Food Products — 0.2%
Kellanova
3.40%, 11/15/27		670	648,267
4.30%, 05/15/28		3,000	2,957,878

			3,606,145

Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27		121	116,169
9.38%, 06/01/28(b)		55	56,530
ONE Gas, Inc., 4.25%, 09/01/32		155	150,294

			322,993

Ground Transportation — 0.1%
Canadian National Railway Co., 3.85%, 08/05/32		575	544,229
CSX Corp., 4.90%, 03/15/55		60	56,522
Ryder System, Inc., 6.30%, 12/01/28		1,120	1,185,261

			1,786,012

Security	Par (000)		Value

Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	USD	170	$177,687
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28		140	143,418

			321,105

Health Care Providers & Services — 1.8%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		306	292,904
Cardinal Health, Inc., 5.35%, 11/15/34		740	747,348
Cencora, Inc.
2.70%, 03/15/31		2,050	1,803,714
4.30%, 12/15/47		1,280	1,082,788
Centene Corp., 2.45%, 07/15/28		1,290	1,166,362
Cigna Group (The)
4.38%, 10/15/28		990	980,762
5.25%, 02/15/34		590	595,701
DaVita, Inc., 4.63%, 06/01/30(b)		92	86,175
Elevance Health, Inc., 3.65%, 12/01/27		1,500	1,461,353
HCA, Inc.
5.25%, 06/15/26		850	852,229
3.13%, 03/15/27		440	423,792
5.20%, 06/01/28		590	596,932
5.45%, 04/01/31		780	791,016
3.63%, 03/15/32		1,989	1,793,137
5.60%, 04/01/34		985	996,089
5.45%, 09/15/34		165	164,832
5.90%, 06/01/53		330	329,558
Icon Investments Six DAC, 6.00%, 05/08/34		3,300	3,392,487
IQVIA, Inc.
5.70%, 05/15/28		3,350	3,426,380
6.25%, 02/01/29		1,390	1,449,966
McKesson Corp., 5.10%, 07/15/33		2,750	2,802,265
Quest Diagnostics, Inc.
4.60%, 12/15/27		980	981,680
4.63%, 12/15/29		1,200	1,190,797
Tenet Healthcare Corp., 6.13%, 10/01/28		200	200,473
UnitedHealth Group, Inc.
5.30%, 02/15/30		420	433,197
4.50%, 04/15/33		640	624,491
5.88%, 02/15/53		200	213,495
5.05%, 04/15/53		1,540	1,473,200

			30,353,123

Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26		100	90,652

Hotel & Resort REITs — 0.0%
XHR LP, 6.63%, 05/15/30(b)		269	273,039

Hotels, Restaurants & Leisure — 0.1%
Darden Restaurants, Inc.
4.35%, 10/15/27		305	301,859
4.55%, 10/15/29		305	298,952
Hyatt Hotels Corp., 5.38%, 12/15/31		1,380	1,394,069
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		80	86,008
Viking Cruises Ltd.
7.00%, 02/15/29(b)		100	100,993
9.13%, 07/15/31(b)		108	116,911

			2,298,792

Household Durables — 0.3%
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29(b)		162	179,349
MDC Holdings, Inc., 3.97%, 08/06/61		360	290,731
NVR, Inc., 3.00%, 05/15/30		1,930	1,755,249

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables (continued)
PulteGroup, Inc.
5.00%, 01/15/27	USD	1,630	$1,637,386
6.38%, 05/15/33		890	961,666

			4,824,381

Household Products — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32		50	45,733
Unilever Capital Corp., 1.75%, 08/12/31		2,140	1,797,123

			1,842,856

Industrial Conglomerates — 0.4%
3M Co., 2.38%, 08/26/29		1,330	1,204,127
Honeywell International, Inc., 5.35%, 03/01/64		300	301,479
Trane Technologies Financing Ltd., 3.80%, 03/21/29		4,610	4,469,837

			5,975,443

Insurance — 0.6%
Allstate Corp. (The), 3.85%, 08/10/49		510	404,812
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54		380	404,864
Marsh & McLennan Cos., Inc.
5.15%, 03/15/34		1,300	1,328,030
5.45%, 03/15/53		800	812,149
5.70%, 09/15/53		1,030	1,088,401
Progressive Corp. (The), 4.95%, 06/15/33		2,060	2,086,064
Reinsurance Group of America, Inc., 5.75%, 09/15/34		1,160	1,192,128
Stewart Information Services Corp., 3.60%, 11/15/31		618	537,221
Willis North America, Inc.
4.65%, 06/15/27		570	568,384
5.90%, 03/05/54		770	798,159

			9,220,212

IT Services — 1.1%
Accenture Capital, Inc., 4.50%, 10/04/34		80	77,785
Automatic Data Processing, Inc., 1.70%, 05/15/28		5,380	4,936,632
Booz Allen Hamilton, Inc., 5.95%, 08/04/33		1,720	1,787,520
CGI, Inc., 2.30%, 09/14/31		2,370	1,999,495
Cogent Communications Group LLC, 7.00%, 06/15/27(b)		288	292,275
Fiserv, Inc.
5.45%, 03/02/28		470	480,695
5.60%, 03/02/33		970	1,004,749
IBM International Capital Pte Ltd.
4.90%, 02/05/34		2,550	2,534,992
5.30%, 02/05/54		1,540	1,504,539
International Business Machines Corp., 2.20%, 02/09/27		750	714,169
Mastercard, Inc.
2.00%, 11/18/31		1,450	1,231,588
3.85%, 03/26/50		1,290	1,054,645
Sabre GLBL, Inc.
11.25%, 12/15/27(b)		55	59,263
10.75%, 11/15/29(b)		60	60,510
Visa, Inc., 3.65%, 09/15/47		630	506,995

			18,245,852

Machinery — 0.0%
Cummins, Inc., 4.90%, 02/20/29		570	578,321

Media — 0.1%
Cable One, Inc., 4.00%, 11/15/30(b)		140	116,715
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		246	239,540
6.38%, 09/01/29(b)		238	239,145
DirecTV Financing LLC, 8.88%, 02/01/30(b)		60	60,370

Security	Par (000)		Value

Media (continued)
DirecTV Financing LLC/DirecTV Financing Co-
Obligor Inc., 5.88%, 08/15/27(b)	USD	371	$364,572
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28		500	498,853
Nexstar Media, Inc.
5.63%, 07/15/27(b)		140	137,968
4.75%, 11/01/28(b)		249	235,118
Paramount Global, 4.20%, 05/19/32		160	143,974

			2,036,255

Metals & Mining — 0.2%
Cleveland-Cliffs, Inc., 7.38%, 05/01/33(b)		240	244,477
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/32(b)		23	23,167
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(b)		150	139,182
Reliance, Inc., 2.15%, 08/15/30		1,680	1,449,216
Steel Dynamics, Inc., 2.40%, 06/15/25		750	740,264
Taseko Mines Ltd., 8.25%, 05/01/30(b)		60	62,039

			2,658,345

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc., 12/01/29(b)(c)		40	40,654
Starwood Property Trust, Inc., 7.25%, 04/01/29(b)		169	174,021

			214,675

Oil, Gas & Consumable Fuels — 1.2%
California Resources Corp., 8.25%, 06/15/29(b)		344	353,030
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29		670	634,547
Cheniere Energy, Inc., 4.63%, 10/15/28		2,890	2,856,403
Civitas Resources, Inc., 8.38%, 07/01/28(b)		60	62,626
ConocoPhillips Co., 01/15/35(c)		1,655	1,659,369
Diamondback Energy, Inc.
5.75%, 04/18/54		160	159,456
5.90%, 04/18/64		140	139,559
Enbridge, Inc., 6.20%, 11/15/30		75	80,017
EQT Corp., 5.70%, 04/01/28		65	66,476
Expand Energy Corp., 01/15/35(c)		350	354,540
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)		197	206,766
Kinder Morgan, Inc., 5.95%, 08/01/54		560	577,234
New Fortress Energy, Inc.
6.50%, 09/30/26(b)		295	275,233
8.75%, 03/15/29(b)		576	470,941
NFE New Money, 12.00%, 09/22/29		769	769,230
Occidental Petroleum Corp., 6.05%, 10/01/54		240	237,063
ONEOK, Inc.
2.20%, 09/15/25		370	362,557
5.85%, 01/15/26		1,000	1,009,637
5.65%, 11/01/28		1,630	1,680,920
6.35%, 01/15/31		1,340	1,434,856
6.05%, 09/01/33		590	621,485
7.15%, 01/15/51		430	492,432
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(b)		100	100,543
Talos Production, Inc.
9.00%, 02/01/29(b)		45	47,081
9.38%, 02/01/31(b)		60	63,023
Targa Resources Corp.
6.15%, 03/01/29		2,790	2,929,497
6.50%, 02/15/53		750	824,641
Venture Global LNG, Inc.
9.50%, 02/01/29(b)		100	111,709
9.88%, 02/01/32(b)		200	222,405

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Vermilion Energy, Inc., 6.88%, 05/01/30(b)	USD	193	$193,692
Western Midstream Operating LP, 6.35%, 01/15/29		35	36,472

			19,033,440

Passenger Airlines — 0.0%
American Airlines, Inc.
7.25%, 02/15/28(b)		218	223,283
8.50%, 05/15/29(b)		349	368,751
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		120	126,243

			718,277

Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
6.13%, 02/01/27(b)		522	481,550
11.00%, 09/30/28(b)		453	443,929
Eli Lilly & Co., 5.05%, 08/14/54		930	913,928
Merck & Co., Inc.
2.15%, 12/10/31		1,550	1,324,211
5.00%, 05/17/53		340	327,681
Novartis Capital Corp., 2.20%, 08/14/30		3,030	2,683,053
Organon & Co./Organon Foreign Debt Co-Issuer BV,
7.88%, 05/15/34(b)		315	325,245
Zoetis, Inc.
3.00%, 09/12/27		640	615,170
2.00%, 05/15/30		2,820	2,450,756

			9,565,523

Real Estate Management & Development — 0.2%
CBRE Services, Inc.
4.88%, 03/01/26		500	499,796
5.50%, 04/01/29		1,130	1,160,871
5.95%, 08/15/34		1,830	1,929,533
Howard Hughes Corp. (The), 5.38%, 08/01/28(b)		150	147,207

			3,737,407

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom, Inc., 3.75%, 02/15/51(b)		460	353,436
Intel Corp., 4.88%, 02/10/28		1,610	1,612,954
Lam Research Corp., 1.90%, 06/15/30		3,810	3,301,509
Marvell Technology, Inc., 5.95%, 09/15/33		65	68,521
NVIDIA Corp.
1.55%, 06/15/28		600	547,129
2.00%, 06/15/31		4,490	3,880,736
3.70%, 04/01/60		1,580	1,238,467
NXP BV/NXP Funding LLC, 5.55%, 12/01/28		850	868,615
Texas Instruments, Inc.
1.90%, 09/15/31		459	391,615
3.65%, 08/16/32		3,545	3,321,123
4.90%, 03/14/33		790	803,873
TSMC Arizona Corp., 3.25%, 10/25/51		810	618,543

			17,006,521

Software — 0.9%
Adobe, Inc., 2.30%, 02/01/30		3,570	3,209,726
Cloud Software Group, Inc.
6.50%, 03/31/29(b)		122	119,848
9.00%, 09/30/29(b)		199	201,466
Dye & Durham Ltd., 8.63%, 04/15/29(b)		100	105,436
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	844,485
Intuit, Inc.
1.35%, 07/15/27		1,000	925,857
1.65%, 07/15/30		4,690	4,010,471
5.20%, 09/15/33		300	307,154
5.50%, 09/15/53		95	97,475

Security	Par (000)		Value

Software (continued)
Oracle Corp.
5.38%, 09/27/54	USD	190	$184,568
4.10%, 03/25/61		440	334,783
Salesforce, Inc., 3.05%, 07/15/61		920	599,068
ServiceNow, Inc., 1.40%, 09/01/30		3,000	2,522,578
Workday, Inc., 3.80%, 04/01/32		1,820	1,685,748

			15,148,663

Specialty Retail — 0.3%
Bath & Body Works, Inc.
6.95%, 03/01/33		182	186,641
6.88%, 11/01/35		303	316,793
Carvana Co.
(12.00% PIK), 12.00%, 12/01/28(b)(d)		239	254,396
(13.00% PIK), 13.00%, 06/01/30(b)(d)		239	262,370
(14.00% PIK), 14.00%, 06/01/31(b)(d)		394	471,806
Foot Locker, Inc., 4.00%, 10/01/29(b)		100	86,933
Home Depot, Inc. (The)
1.50%, 09/15/28		1,050	945,205
1.88%, 09/15/31		1,420	1,193,883
3.35%, 04/15/50		940	692,700
Lowe’s Cos., Inc., 1.70%, 09/15/28		1,150	1,034,742

			5,445,469

Technology Hardware, Storage & Peripherals — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31		226	202,469
Xerox Holdings Corp.
5.50%, 08/15/28(b)		240	198,535
8.88%, 11/30/29(b)		34	29,270

			430,274

Textiles, Apparel & Luxury Goods — 0.0%
Tapestry, Inc., 3.05%, 03/15/32		505	436,234
Wolverine World Wide, Inc., 4.00%, 08/15/29(b)		199	175,189

			611,423

Trading Companies & Distributors — 0.0%
Fortress Transportation & Infrastructure Investors LLC
7.88%, 12/01/30(b)		165	175,201
5.88%, 04/15/33(b)		61	60,253
GATX Corp., 3.50%, 06/01/32		350	314,267

			549,721

Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 3.20%, 03/15/27		350	338,360
T-Mobile U.S.A., Inc., 5.50%, 01/15/55		320	319,609

			657,969
Total Corporate Bonds — 17.8% (Cost: $295,186,439)			296,476,027

Foreign Government Obligations

Chile — 0.1%
Chile Government International Bond, 3.25%, 09/21/71		1,110	711,099

Mexico — 0.0%
Mexico Government International Bond, 3.77%, 05/24/61		870	533,963

Total Foreign Government Obligations — 0.1% (Cost: $1,269,247)			1,245,062

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares		Value

Investment Companies(e)

Equity Funds — 1.4%
iShares MSCI India ETF		81,567	$4,468,240
iShares Russell 1000 Value ETF		96,217	19,223,194

			23,691,434

Total Investment Companies — 1.4% (Cost: $18,919,037)			23,691,434

Preferred Securities

Preferred Stocks — 0.1%

Banks — 0.0%
Bancolombia SA		24,294	198,488

Chemicals — 0.1%
Braskem SA, Series A(a)		206,867	515,036
Sociedad Quimica y Minera de Chile SA, Class B		7,336	281,201

			796,237

Electric Utilities — 0.0%
Cia Energetica de Minas Gerais		131,325	256,023

Machinery — 0.0%
Marcopolo SA		371,439	519,797
Randon SA Implementos e Participacoes		24,456	41,581

			561,378

Metals & Mining — 0.0%
Gerdau SA		96,697	325,923

Passenger Airlines — 0.0%
Azul SA(a)		149,219	117,554

Total Preferred Securities — 0.1% (Cost: $3,104,584)			2,255,603

	Par (000)

U.S. Government Sponsored Agency Securities

Mortgage-Backed Securities — 7.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52	USD	2,124	1,662,336
2.00%, 04/01/37 - 01/01/52		29,907	24,486,044
2.50%, 06/01/37 - 07/01/51		6,770	5,744,387
3.00%, 09/01/34 - 04/01/52		1,819	1,655,322
4.00%, 11/01/37 - 08/01/52		1,091	1,029,735
4.50%, 09/01/52 - 08/01/53		181	175,801
5.00%, 04/01/53 - 07/01/53		1,133	1,113,547
5.50%, 02/01/53 - 05/01/54		1,531	1,536,167
6.00%, 07/01/53 - 08/01/54		2,675	2,712,248
6.50%, 11/01/53 - 02/01/54		1,485	1,543,121
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		153	133,857
2.00%, 04/01/37		782	702,197
2.50%, 05/01/37 - 07/01/51		3,937	3,344,167
3.00%, 07/01/38 - 07/01/50		489	457,470
4.00%, 02/01/38 - 02/01/53		845	796,140
4.50%, 08/01/52 - 08/01/53		60	57,148
5.00%, 04/01/53		270	265,347
5.50%, 01/01/53 - 11/01/54		1,936	1,940,894
6.00%, 08/01/53 - 05/01/54		1,460	1,489,526
6.50%, 10/01/53 - 04/01/54		919	947,238
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/20/51 - 12/01/54(f)		5,090	4,185,000
2.50%, 07/20/51 - 12/01/54(f)		13,027	11,134,303

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
3.00%, 11/20/46 - 12/01/54(f)	USD	12,086	$10,720,341
3.50%, 03/20/50 - 12/01/54(f)		7,227	6,617,654
4.00%, 01/20/50 - 12/01/54(f)		5,378	5,064,686
4.50%, 03/20/49 - 12/01/54(f)		4,605	4,447,885
5.00%, 04/20/53 - 12/01/54(f)		3,138	3,093,873
5.50%, 12/20/52 - 12/01/54(f)		1,974	1,977,806
6.00%, 09/20/53 - 12/01/54(f)		2,019	2,040,715
6.50%, 07/20/54 - 12/01/54(f)		1,130	1,149,536
Uniform Mortgage-Backed Securities
1.50%, 12/01/39 - 12/01/54(f)		2,189	1,766,522
2.00%, 12/01/39(f)		711	637,767
2.50%, 12/01/39 - 12/01/54(f)		2,125	1,935,423
3.00%, 12/01/39 - 12/01/54(f)		2,550	2,358,100
3.50%, 12/01/39 - 12/01/54(f)		1,775	1,647,379
4.00%, 12/01/39 - 12/01/54(f)		1,450	1,376,086
4.50%, 12/01/54(f)		1,200	1,152,208
5.00%, 12/01/54(f)		1,850	1,815,200
5.50%, 12/01/54(f)		2,125	2,122,392
6.00%, 12/01/54(f)		850	859,947
6.50%, 12/01/54(f)		1,425	1,458,769

			119,354,284

Total U.S. Government Sponsored Agency Securities — 7.2% (Cost: $125,796,254)			119,354,284

U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 05/15/40		23,000	14,608,594
2.25%, 05/15/41 - 02/15/52		46,000	31,553,984
2.38%, 02/15/42		10,000	7,494,141
4.38%, 08/15/43		9,100	9,001,891
4.13%, 08/15/44		1,000	951,875
3.00%, 02/15/47		5,000	3,921,289
3.38%, 11/15/48		2,600	2,158,711
U.S. Treasury Notes
0.25%, 09/30/25		35,630	34,436,951
2.50%, 03/31/27		20,000	19,276,562
1.88%, 02/28/29 - 02/15/32		33,000	29,229,961
2.38%, 05/15/29		16,000	14,892,500
0.63%, 08/15/30		5,000	4,119,727
3.88%, 08/15/34		9,000	8,769,375

Total U.S. Treasury Obligations — 10.9% (Cost: $205,624,311)			180,415,561

Total Long-Term Investments — 96.3% (Cost: $1,330,986,567)			1,600,316,944

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 4.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.53%(e)(g)	74,562,562	$74,562,562

Total Short-Term Securities — 4.5% (Cost: $74,562,562)		74,562,562

Total Investments — 100.8% (Cost: $1,405,549,129)		1,674,879,506

Liabilities in Excess of Other Assets — (0.8)%		(12,610,212)

Net Assets — 100.0%		$1,662,269,294

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Affiliate of the Fund.
(f)	Represents or includes a TBA transaction.
(g)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares/ Investment Value Held at 11/30/24	Income (Expense)		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$5,305	(b)	$—	$(5,305)	$—	$—	—	$1,949	(c)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	53,822,394	20,740,168	(b)	—	—	—	74,562,562	74,562,562	1,332,200		—
iShares MSCI India ETF	4,434,499	459,232		(574,716)	59,423	89,802	4,468,240	81,567	—		—
iShares Russell 1000 Value ETF	34,091,607	—		(18,166,226)	2,951,769	346,044	19,223,194	96,217	331,284		—

					$3,005,887	$435,846	$98,253,996		$1,665,433		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	90	12/12/24	$16,115	$710,346

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc.

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts (continued)
U.S. Treasury Long-Term Bonds	12	03/20/25	$1,434	$(289)
U.S. Treasury Notes (2 Year)	762	03/31/25	157,055	305,323

				1,015,380

Short Contracts
S&P/Toronto Stock Exchange 60 Index	15	12/19/24	3,299	(221,672)
Mini MSCI EAFE Index	170	12/20/24	19,819	738,153
Mini MSCI Emerging Markets Index	194	12/20/24	10,579	145,881
S&P 500 E-Mini Index	265	12/20/24	80,182	(4,442,753)
U.S. Treasury Notes (10 Year)	429	03/20/25	47,699	(213,408)
U.S. Ultra Treasury Bonds	485	03/20/25	61,686	(2,226,995)
U.S. Treasury Notes (5 Year)	323	03/31/25	34,755	(124,012)

				(6,344,806)

				$(5,329,426)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	31,413,623	EUR	28,738,000	Goldman Sachs International	12/18/24	$1,018,145
USD	463,537	EUR	419,200	Royal Bank of Canada	12/18/24	20,160
USD	460,542	GBP	353,700	Morgan Stanley & Co. International PLC	12/18/24	10,480
USD	692,855	JPY	96,699,400	Morgan Stanley & Co. International PLC	12/18/24	44,630

						$1,093,415

AUD	4,313,000	USD	2,891,124	Goldman Sachs International	12/18/24	(77,473)
AUD	68,976,001	USD	45,833,173	JPMorgan Chase Bank N.A.	12/18/24	(835,627)
CAD	20,503,680	USD	15,104,256	HSBC Bank PLC	12/18/24	(448,003)
EUR	28,737,912	USD	31,771,903	Morgan Stanley & Co. International PLC	12/18/24	(1,376,518)

						$(2,737,621)

						$(1,644,206)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)		Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.N.A.HY.43.V1	5.00%	Quarterly	12/20/29	B+	USD	6,060	$(581,463)	$(426,030)	$(155,433)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

16	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Russell 1000 Value Index	Quarterly	SOFR plus 0.60%, 4.59%	Quarterly	Goldman Sachs International	03/18/25	USD	2,670	$(165,059)	$—	$(165,059)
SOFR plus 0.34%, 4.59%	Quarterly	MSCI ACWI ESG Universal Index	Quarterly	BNP Paribas S.A.	04/03/25	USD	137,169	2,041,882	—	2,041,882

								$1,876,823	$—	$1,876,823

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps(a)	$—	$(426,030)	$—	$(155,433)
OTC Swaps	—	—	2,041,882	(165,059)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,594,380	$—	$305,323	$—	$1,899,703
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,093,415	—	—	1,093,415
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	2,041,882	—	—	—	2,041,882

	$—	$—	$3,636,262	$1,093,415	$305,323	$—	$5,035,000

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,664,425	$—	$2,564,704	$—	$7,229,129
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	2,737,621	—	—	2,737,621
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps	—	155,433	—	—	—	—	155,433
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	165,059	—	—	—	165,059

	$—	$155,433	$4,829,484	$2,737,621	$2,564,704	$—	$10,287,242

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc.

For the period ended November 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(2,019,800)	$—	$—	$—	$(2,019,800)
Forward foreign currency exchange contracts	—	—	—	(517,602)	—	—	(517,602)
Swaps	—	—	8,273,214	—	—	—	8,273,214

	$—	$—	$6,253,414	$(517,602)	$—	$—	$5,735,812

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(2,349,622)	$—	$(2,461,010)	$—	$(4,810,632)
Forward foreign currency exchange contracts	—	—	—	(1,184,905)	—	—	(1,184,905)
Swaps	—	(277,604)	1,074,933	—	—	—	797,329

	$—	$(277,604)	$(1,274,689)	$(1,184,905)	$(2,461,010)	$—	$(5,198,208)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$142,948,291
Average notional value of contracts — short	$198,651,423
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$17,276,609
Average amounts sold — in USD	$93,584,846
Credit default swaps
Average notional value — sell protection	$10,069,565
Total return swaps
Average notional amount	$137,113,903

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments – Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$178,558	$1,488,555
Forward foreign currency exchange contracts	1,093,415	2,737,621
Swaps — centrally cleared	—	9,186
Swaps — OTC(a)	2,041,882	165,059

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$3,313,855	$4,400,421

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(178,558)	(1,497,741)

Total derivative assets and liabilities subject to an MNA	$3,135,297	$2,902,680

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.

18	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
BNP Paribas S.A	$2,041,882	$—	$—	$(1,370,000)	$671,882
Goldman Sachs International	1,018,145	(242,532)	—	—	775,613
Morgan Stanley & Co. International PLC	55,110	(55,110)	—	—	—
Royal Bank of Canada	20,160	—	—	—	20,160

	$3,135,297	$(297,642)	$—	$(1,370,000)	$1,467,655

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Goldman Sachs International	$242,532	$(242,532)	$—	$—	$—
HSBC Bank PLC	448,003	—	—	—	448,003
JPMorgan Chase Bank N.A	835,627	—	—	—	835,627
Morgan Stanley & Co. International PLC	1,376,518	(55,110)	—	—	1,321,408

	$2,902,680	$(297,642)	$—	$—	$2,605,038

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$7,915,455	$2,398,168	$—	$10,313,623
Air Freight & Logistics	2,610,585	605,577	—	3,216,162
Automobile Components	5,597,938	597,418	—	6,195,356
Automobiles	10,280,591	2,525,171	—	12,805,762
Banks	40,038,739	39,176,273	—	79,215,012
Beverages	1,987,706	3,938,884	—	5,926,590
Biotechnology	10,665,695	2,630,795	—	13,296,490
Broadline Retail	29,750,624	4,685,457	—	34,436,081
Building Products	8,955,334	1,439,721	—	10,395,055
Capital Markets	22,569,583	8,686,059	—	31,255,642
Chemicals	3,965,903	5,461,169	—	9,427,072
Commercial Services & Supplies	119,217	—	—	119,217
Communications Equipment	3,795,423	979,783	—	4,775,206
Construction & Engineering	14,458,437	4,034,430	—	18,492,867
Consumer Finance	9,899,343	—	—	9,899,343
Consumer Staples Distribution & Retail	22,378,054	4,697,770	—	27,075,824
Containers & Packaging	1,822,553	—	—	1,822,553
Diversified Consumer Services	146,481	—	—	146,481
Diversified REITs	—	210,116	—	210,116
Diversified Telecommunication Services	4,868,474	6,358,264	—	11,226,738

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Electric Utilities	$1,507,568	$8,419,434	$—	$9,927,002
Electrical Equipment	4,636,971	15,052,108	—	19,689,079
Electronic Equipment, Instruments & Components	7,431,930	1,588,691	—	9,020,621
Energy Equipment & Services	3,153,484	—	—	3,153,484
Entertainment	3,861,171	5,091,958	—	8,953,129
Financial Services	21,240,774	1,806,829	—	23,047,603
Food Products	5,535,877	6,725,643	—	12,261,520
Gas Utilities	279,708	88,382	—	368,090
Ground Transportation	2,301,569	—	—	2,301,569
Health Care Equipment & Supplies	15,812,734	293,970	—	16,106,704
Health Care Providers & Services	14,318,637	80,736	—	14,399,373
Hotel & Resort REITs	174	—	—	174
Hotels, Restaurants & Leisure	10,333,367	4,951,323	—	15,284,690
Household Durables	5,775,922	6,207,928	—	11,983,850
Household Products	18,623,272	26,053	—	18,649,325
Independent Power and Renewable Electricity Producers	441,515	384,737	—	826,252
Industrial Conglomerates	832,960	2,135,228	—	2,968,188
Industrial REITs	6,741,157	—	—	6,741,157
Insurance	17,239,788	9,313,376	—	26,553,164
Interactive Media & Services	38,094,800	12,292,114	—	50,386,914
IT Services	7,551,551	159,466	—	7,711,017
Life Sciences Tools & Services	5,866,171	—	—	5,866,171
Machinery	1,567,861	4,113,896	—	5,681,757
Marine Transportation	—	4,846,796	—	4,846,796
Media	7,233,199	3,143,512	—	10,376,711
Metals & Mining	9,062,044	2,431,780	—	11,493,824
Multi-Utilities	—	4,635,299	—	4,635,299
Oil, Gas & Consumable Fuels	25,189,160	14,562,949	—	39,752,109
Passenger Airlines	2,248,730	2,272,854	—	4,521,584
Personal Care Products	422,585	99,097	—	521,682
Pharmaceuticals	30,990,159	21,405,966	—	52,396,125
Professional Services	15,083,233	3,911,729	—	18,994,962
Real Estate Management & Development	4,654,859	3,983,219	—	8,638,078
Retail REITs	3,818,696	106,973	—	3,925,669
Semiconductors & Semiconductor Equipment	69,046,509	22,608,422	—	91,654,931
Software	73,802,193	2,562,242	—	76,364,435
Specialty Retail	1,966,134	6,319,575	—	8,285,709
Technology Hardware, Storage & Peripherals	59,122,880	3,029,493	—	62,152,373
Textiles, Apparel & Luxury Goods	5,480,021	4,767,658	—	10,247,679
Trading Companies & Distributors	478,355	673,974	—	1,152,329
Transportation Infrastructure	352,038	33,194	—	385,232
Water Utilities	—	621,909	—	621,909
Wireless Telecommunication Services	29,613	3,749,901	—	3,779,514
Corporate Bonds	—	296,476,027	—	296,476,027
Foreign Government Obligations	—	1,245,062	—	1,245,062
Investment Companies	23,691,434	—	—	23,691,434
Preferred Securities
Preferred Stocks	2,214,022	41,581	—	2,255,603
U.S. Government Sponsored Agency Securities	—	119,354,284	—	119,354,284
U.S. Treasury Obligations	—	180,415,561	—	180,415,561
Short-Term Securities
Money Market Funds	74,562,562	—	—	74,562,562

	$804,423,522	$870,455,984	$—	$1,674,879,506

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,594,380	$2,041,882	$—	$3,636,262
Foreign Currency Exchange Contracts	—	1,093,415	—	1,093,415
Interest Rate Contracts	305,323	—	—	305,323
Liabilities
Credit Contracts	—	(155,433)	—	(155,433)
Equity Contracts	(4,664,425)	(165,059)	—	(4,829,484)

20	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) November 30, 2024	BlackRock Sustainable Balanced Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Liabilities
Foreign Currency Exchange Contracts	$—	$(2,737,621)	$—	$(2,737,621)
Interest Rate Contracts	(2,564,704)	—	—	(2,564,704)

	$(5,329,426)	$77,184	$—	$(5,252,242)

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Statement of Assets and Liabilities (unaudited)

November 30, 2024

BlackRock Sustainable Balanced Fund, Inc.

ASSETS
Investments, at value — unaffiliated(a)	$1,576,625,510
Investments, at value — affiliated(b)	98,253,996
Cash	8,031
Cash pledged:
Futures contracts	10,809,991
Centrally cleared swaps	317,000
Foreign currency, at value(c)	2,196,724
Receivables:
Investments sold	63,589
Securities lending income — affiliated	54
Capital shares sold	324,771
Dividends — unaffiliated	2,082,858
Dividends — affiliated	289,028
Interest — unaffiliated	4,380,545
Variation margin on futures contracts	178,558
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,093,415
OTC swaps	2,041,882
Prepaid expenses	71,132

Total assets	1,698,737,084

LIABILITIES
Cash received:
Collateral — OTC derivatives	1,370,000
Payables:
Investments purchased	29,004,986
Capital shares redeemed	420,511
Investment advisory fees	553,852
Directors’ and Officer’s fees	2,827
Other accrued expenses	421,909
Other affiliate fees	23,512
Professional fees	5,513
Service and distribution fees	264,259
Variation margin on futures contracts	1,488,555
Variation margin on centrally cleared swaps	9,186
Unrealized depreciation on:
Forward foreign currency exchange contracts	2,737,621
OTC swaps	165,059

Total liabilities	36,467,790

Commitments and contingent liabilities

NET ASSETS	$1,662,269,294

NET ASSETS CONSIST OF:
Paid-in capital	$1,334,216,866
Accumulated earnings	328,052,428

NET ASSETS	$1,662,269,294

(a) Investments, at cost — unaffiliated	$1,312,067,530
(b) Investments, at cost — affiliated	$93,481,599
(c) Foreign currency, at cost	$2,252,414

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities (unaudited) (continued)

November 30, 2024

BlackRock Sustainable Balanced Fund, Inc.
NET ASSET VALUE

Institutional

Net assets	$552,606,603

Shares outstanding	19,911,729

Net asset value	$27.75

Shares authorized	400 million

Par value	$0.10

Investor A

Net assets	$923,169,010

Shares outstanding	33,493,062

Net asset value	$27.56

Shares authorized	200 million

Par value	$0.10

Investor C

Net assets	$86,294,670

Shares outstanding	3,871,693

Net asset value	$22.29

Shares authorized	200 million

Par value	$0.10

Class K

Net assets	$88,412,120

Shares outstanding	3,185,154

Net asset value	$27.76

Shares authorized	2 billion

Par value	$0.10

Class R

Net assets	$11,786,891

Shares outstanding	483,264

Net asset value	$24.39

Shares authorized	500 million

Par value	$0.10

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	23

Statement of Operations (unaudited)

Six Months Ended November 30, 2024

BlackRock Sustainable Balanced Fund, Inc.

INVESTMENT INCOME
Dividends — unaffiliated	$8,370,717
Dividends — affiliated	1,663,484
Interest — unaffiliated	13,284,318
Securities lending income — affiliated — net	1,949
Foreign taxes withheld	(416,177)
Foreign withholding tax claims	59,548

Total investment income	22,963,839

EXPENSES
Investment advisory	3,438,236
Service and distribution — class specific	1,610,264
Transfer agent — class specific	553,883
Custodian	97,159
Accounting services	63,083
Registration	52,631
Professional	46,693
Printing and postage	20,325
Directors and Officer	8,908
Miscellaneous	21,190

Total expenses excluding interest expense	5,912,372
Interest expense	24,448

Total expenses	5,936,820

Less:
Fees waived and/or reimbursed by the Manager	(89,185)

Total expenses after fees waived and/or reimbursed	5,847,635

Net investment income	17,116,204

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	53,635,489
Investments — affiliated	3,005,887
Futures contracts	(2,019,800)
Forward foreign currency exchange contracts	(517,602)
Foreign currency transactions	(128,212)
Swaps	8,273,214

$62,248,976

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	50,209,265
Investments — affiliated	435,846
Futures contracts	(4,810,632)
Forward foreign currency exchange contracts	(1,184,905)
Foreign currency translations	(55,630)
Swaps	797,329

45,391,273

Net realized and unrealized gain	107,640,249

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,756,453

See notes to financial statements.

24	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock Sustainable Balanced Fund, Inc.

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,116,204	$33,692,856
Net realized gain	62,248,976	78,231,283
Net change in unrealized appreciation (depreciation)	45,391,273	131,005,997

Net increase in net assets resulting from operations	124,756,453	242,930,136

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(15,325,197)	(15,411,005)
Investor A	(25,249,417)	(23,335,288)
Investor C	(2,714,762)	(1,923,575)
Class K	(2,437,753)	(2,398,384)
Class R	(344,968)	(266,189)

Decrease in net assets resulting from distributions to shareholders	(46,072,097)	(43,334,441)

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets derived from capital share transactions	(18,062,235)	(103,006,088)

NET ASSETS
Total increase in net assets	60,622,121	96,589,607
Beginning of period	1,601,647,173	1,505,057,566

End of period	$1,662,269,294	$1,601,647,173

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc.

	Institutional

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$26.44		$23.22		$23.94		$28.28		$24.89		$23.32		$23.95

Net investment income(a)	0.31		0.58		0.53		0.19		0.23		0.33		0.48
Net realized and unrealized gain (loss)	1.77		3.38		(0.40)		(1.27)		4.22		2.47		0.52

Net increase (decrease) from investment operations	2.08		3.96		0.13		(1.08)		4.45		2.80		1.00

Distributions(b)
From net investment income	(0.67)		(0.74)		(0.13)		(0.11)		(0.24)		(0.37)		(0.41)
From net realized gain	(0.10)		—		(0.72)		(3.15)		(0.82)		(0.86)		(1.22)

Total distributions	(0.77)		(0.74)		(0.85)		(3.26)		(1.06)		(1.23)		(1.63)

Net asset value, end of period	$27.75		$26.44		$23.22		$23.94		$28.28		$24.89		$23.32

Total Return(c)
Based on net asset value	8.02	%(d)	17.39%		0.83%		(4.88	)%(d)	18.30%		12.35%		5.16%

Ratios to Average Net Assets(e)
Total expenses	0.53	%(f)	0.55%		0.55%		0.71	%(f)(g)	0.75	%(h)	0.78	%(i)	0.80%

Total expenses after fees waived and/or reimbursed	0.52	%(f)	0.53%		0.54%		0.50	%(f)(g)	0.50	%(h)	0.52	%(i)	0.53%

Net investment income	2.28	%(f)	2.40%		2.34%		1.08	%(f)(g)	0.85	%(h)	1.42	%(i)	2.11%

Supplemental Data
Net assets, end of period (000)	$552,607		$525,217		$490,719		$554,201		$666,819		$568,977		$488,105

Portfolio turnover rate of the Fund	49	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Advantage Large Cap Core Portfolio and the Master Total Return Portfolio (the “Master Portfolios”) as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate	39%	99%	117%	N/A	161%	274%	241%

(k) Excludes transactions in the Master Portfolios.

See notes to financial statements.

26	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc. (continued)

	Investor A

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$26.27		$23.05		$23.79		$28.14		$24.78		$23.22		$23.86

Net investment income(a)	0.27		0.52		0.47		0.15		0.16		0.27		0.41
Net realized and unrealized gain (loss)	1.77		3.35		(0.38)		(1.27)		4.20		2.46		0.52

Net increase (decrease) from investment operations	2.04		3.87		0.09		(1.12)		4.36		2.73		0.93

Distributions(b)
From net investment income	(0.65)		(0.65)		(0.11)		(0.08)		(0.18)		(0.31)		(0.35)
From net realized gain	(0.10)		—		(0.72)		(3.15)		(0.82)		(0.86)		(1.22)

Total distributions	(0.75)		(0.65)		(0.83)		(3.23)		(1.00)		(1.17)		(1.57)

Net asset value, end of period	$27.56		$26.27		$23.05		$23.79		$28.14		$24.78		$23.22

Total Return(c)
Based on net asset value	7.88	%(d)	17.07%		0.63%		(5.06	)%(d)	17.98%		12.08%		4.84%

Ratios to Average Net Assets(e)
Total expenses	0.78	%(f)	0.80%		0.80%		0.95	%(f)(g)	1.01	%(h)	1.04	%(i)	1.07	%(i)

Total expenses after fees waived and/or reimbursed	0.77	%(f)	0.78%		0.79%		0.75	%(f)(g)	0.76	%(h)	0.79	%(i)	0.80	%(i)

Net investment income	2.03	%(f)	2.15%		2.09%		0.84	%(f)(g)	0.59	%(h)	1.15	%(i)	1.83	%(i)

Supplemental Data
Net assets, end of period (000)	$923,169		$899,668		$844,573		$922,198		$952,967		$737,708		$594,909

Portfolio turnover rate of the Fund	49	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate	39%	99%	117%	N/A	161%	274%	241%

(k) Excludes transactions in the Master Portfolios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc. (continued)

	Investor C

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$21.40		$18.82		$19.67		$23.81		$21.15		$20.00		$20.79

Net investment income (loss)(a)	0.14		0.27		0.24		0.01		(0.04)		0.08		0.21
Net realized and unrealized gain (loss)	1.43		2.73		(0.33)		(1.01)		3.57		2.10		0.43

Net increase (decrease) from investment operations	1.57		3.00		(0.09)		(1.00)		3.53		2.18		0.64

Distributions(b)
From net investment income	(0.58)		(0.42)		(0.04)		—		(0.05)		(0.17)		(0.21)
From net realized gain	(0.10)		—		(0.72)		(3.14)		(0.82)		(0.86)		(1.22)

Total distributions	(0.68)		(0.42)		(0.76)		(3.14)		(0.87)		(1.03)		(1.43)

Net asset value, end of period	$22.29		$21.40		$18.82		$19.67		$23.81		$21.15		$20.00

Total Return(c)
Based on net asset value	7.49	%(d)	16.16%		(0.18)%		(5.49	)%(d)	17.07%		11.20%		4.09%

Ratios to Average Net Assets(e)
Total expenses	1.55	%(f)	1.57%		1.56%		1.72	%(f)(g)	1.78	%(h)	1.80	%(i)	1.83%

Total expenses after fees waived and/or reimbursed	1.54	%(f)	1.56%		1.55%		1.52	%(f)(g)	1.52	%(h)	1.55	%(i)	1.56%

Net investment income (loss)	1.25	%(f)	1.37%		1.33%		0.07	%(f)(g)	(0.17	)%(h)	0.41	%(i)	1.07%

Supplemental Data
Net assets, end of period (000)	$86,295		$87,312		$88,603		$110,628		$134,700		$126,159		$125,584

Portfolio turnover rate of the Fund	49	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate	39%	99%	117%	N/A	161%	274%	241%

(k) Excludes transactions in the Master Portfolios.

See notes to financial statements.

28	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc. (continued)

	Class K

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$26.44		$23.23		$23.94		$28.28		$24.89		$23.32		$23.95

Net investment income(a)	0.32		0.60		0.54		0.20		0.25		0.34		0.49
Net realized and unrealized gain (loss)	1.78		3.38		(0.39)		(1.27)		4.22		2.47		0.52

Net increase (decrease) from investment operations	2.10		3.98		0.15		(1.07)		4.47		2.81		1.01

Distributions(b)
From net investment income	(0.68)		(0.77)		(0.14)		(0.12)		(0.26)		(0.38)		(0.42)
From net realized gain	(0.10)		—		(0.72)		(3.15)		(0.82)		(0.86)		(1.22)

Total distributions	(0.78)		(0.77)		(0.86)		(3.27)		(1.08)		(1.24)		(1.64)

Net asset value, end of period	$27.76		$26.44		$23.23		$23.94		$28.28		$24.89		$23.32

Total Return(c)
Based on net asset value	8.09	%(d)	17.46%		0.91%		(4.84	)%(d)	18.36%		12.42%		5.23%

Ratios to Average Net Assets(e)
Total expenses	0.46	%(f)	0.48%		0.49%		0.64	%(f)(g)	0.69	%(h)	0.72	%(i)	0.73%

Total expenses after fees waived and/or reimbursed	0.45	%(f)	0.47%		0.47%		0.44	%(f)(g)	0.44	%(h)	0.46	%(i)	0.46%

Net investment income	2.34	%(f)	2.47%		2.41%		1.15	%(f)(g)	0.90	%(h)	1.47	%(i)	2.15%

Supplemental Data
Net assets, end of period (000)	$88,412		$78,010		$70,918		$70,740		$72,222		$36,970		$21,901

Portfolio turnover rate of the Fund	49	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate	39%	99%	117%	N/A	161%	274%	241%

(k) Excludes transactions in the Master Portfolios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Sustainable Balanced Fund, Inc. (continued)

	Class R

	Six Months Ended 11/30/24 (unaudited)		Year Ended 05/31/24		Year Ended 05/31/23		Period from 10/01/21 to 05/31/22		Year Ended 09/30/21		Year Ended 09/30/20		Year Ended 09/30/19

Net asset value, beginning of period	$23.34		$20.52		$21.32		$25.55		$22.59		$21.27		$22.00

Net investment income(a)	0.19		0.38		0.34		0.07		0.05		0.17		0.31
Net realized and unrealized gain (loss)	1.57		2.97		(0.35)		(1.12)		3.83		2.24		0.46

Net increase (decrease) from investment operations	1.76		3.35		(0.01)		(1.05)		3.88		2.41		0.77

Distributions(b)
From net investment income	(0.61)		(0.53)		(0.07)		(0.03)		(0.10)		(0.23)		(0.28)
From net realized gain	(0.10)		—		(0.72)		(3.15)		(0.82)		(0.86)		(1.22)

Total distributions	(0.71)		(0.53)		(0.79)		(3.18)		(0.92)		(1.09)		(1.50)

Net asset value, end of period	$24.39		$23.34		$20.52		$21.32		$25.55		$22.59		$21.27

Total Return(c)
Based on net asset value	7.69	%(d)	16.60%		0.24%		(5.32	)%(d)	17.56%		11.67%		4.47%

Ratios to Average Net Assets(e)
Total expenses	1.17	%(f)	1.19%		1.19%		1.35	%(f)(g)	1.39	%(h)	1.40	%(i)	1.41	%(i)

Total expenses after fees waived and/or reimbursed	1.16	%(f)	1.18%		1.18%		1.14	%(f)(g)	1.13	%(h)	1.15	%(i)	1.14	%(i)

Net investment income	1.63	%(f)	1.75%		1.71%		0.44	%(f)(g)	0.21	%(h)	0.82	%(i)	1.50	%(i)

Supplemental Data
Net assets, end of period (000)	$11,787		$11,440		$10,245		$11,061		$13,132		$11,840		$11,833

Portfolio turnover rate of the Fund	49	%(j)	127	%(j)	152	%(j)	296	%(k)	—	%(k)	—	%(k)	4	%(k)

Portfolio turnover rate of the Master Total Return Portfolio(j)	N/A		N/A		N/A		N/A		459%		556%		574%

Portfolio turnover rate of the Master Advantage Large Cap Core Portfolio	N/A		N/A		N/A		N/A		111%		99%		151%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

From October 1, 2021 through April 1, 2022, the Fund invested in the Master Portfolios as part of a master-feeder structure and received its corresponding allocated fees waived and expenses and/or net investment income from the Master Portfolios. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.

(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of less than 0.01%.
(i)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income. Includes the Fund’s share of the Master Portfolios’ allocated fees waived of 0.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 11/30/24 (unaudited)	Year Ended 05/31/24	Year Ended 05/31/23	Period from 10/01/21 to 05/31/22	Year Ended 09/30/21	Year Ended 09/30/20	Year Ended 09/30/19

Portfolio turnover rate	39%	99%	117%	N/A	161%	274%	241%

(k) Excludes transactions in the Master Portfolios.

See notes to financial statements.

30	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1. ORGANIZATION

BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Board of Directors of the Fund is referred to throughout this report as the “Board” and the members are referred to as “Directors.”

On November 19, 2024, the Board approved a proposal to change the name of the Fund to BlackRock Balanced Fund, Inc. and certain changes to the Fund’s investment strategy and investment process. These changes are expected to become effective on or about March 3, 2025.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statement of Operations.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.

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Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Mortgage-Backed Securities: For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

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Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the

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Notes to Financial Statements (unaudited) (continued)

value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default

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Notes to Financial Statements (unaudited) (continued)

or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.500%
$250 million — $300 million	0.450
$300 million — $400 million	0.425
Greater than $400 million	0.400

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Investor A	Investor C	Class R	Total
Service and distribution — class specific	$1,143,845	$437,435	$28,984	$1,610,264

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2024, the Fund did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$9,489	$18,275	$3,896	$134	$81	$31,875

For the six months ended November 30, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Investor A	Investor C	Class K	Class R	Total
Transfer agent — class specific	$185,855	$312,098	$41,880	$1,503	$12,547	$553,883

Other Fees: For the six months ended November 30, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $6,245.

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Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2024, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$9,203
Investor C	1,417

Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2024, the amount waived was $20,888.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2024, the Manager waived $68,297 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2024, the Fund paid BIM $414 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2024, the Fund did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended November 30, 2024, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Gain

$ 70,828,558	$ 94,382,807	$ 15,147,314

7. PURCHASES AND SALES

For the six months ended November 30, 2024, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$ 486,187,269	$ 560,093,804
U.S. Government Securities	288,173,062	275,543,018

For the six months ended November 30, 2024, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales

Mortgage Dollar Rolls	$ 159,973,876	$ 159,902,696

8. INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.

As of November 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

BlackRock Sustainable Balanced Fund, Inc	$ 1,420,883,612	$ 313,539,221	$ (64,795,569)	$ 248,743,652

9. BANK BORROWINGS

The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2024, the Fund did not borrow under the credit agreement.

10. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war,

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Notes to Financial Statements (unaudited) (continued)

acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/24		Year Ended 05/31/24

Share Class	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,026,828	$27,728,371	2,981,253	$72,426,963

Shares issued in reinvestment of distributions	486,808	12,885,809	541,494	13,048,496

Shares redeemed	(1,465,997)	(39,623,357)	(4,788,283)	(115,528,719)

	47,639	$990,823	(1,265,536)	$(30,053,260)

Investor A

Shares sold	1,208,146	$32,516,584	3,531,862	$85,420,410

Shares issued in reinvestment of distributions	890,515	23,429,450	904,804	21,680,316

Shares redeemed	(2,851,521)	(76,537,043)	(6,835,721)	(164,976,876)

	(752,860)	$(20,591,009)	(2,399,055)	$(57,876,150)

Investor C

Shares sold	302,299	$6,568,253	709,712	$14,002,508

Shares issued in reinvestment of distributions	124,311	2,652,802	94,866	1,856,384

Shares redeemed	(634,755)	(13,826,598)	(1,432,920)	(28,215,725)

	(208,145)	$(4,605,543)	(628,342)	$(12,356,833)

Class K

Shares sold	542,446	$14,656,688	930,400	$22,468,177

Shares issued in reinvestment of distributions	91,845	2,431,142	99,252	2,391,892

Shares redeemed	(399,204)	(10,777,229)	(1,131,893)	(27,423,977)

	235,087	$6,310,601	(102,241)	$(2,563,908)

Class R

Shares sold	37,527	$897,222	113,342	$2,444,057

Shares issued in reinvestment of distributions	14,793	344,966	12,480	266,188

Shares redeemed	(59,140)	(1,409,295)	(135,038)	(2,866,182)

	(6,820)	$(167,107)	(9,216)	$(155,937)

	(685,099)	$(18,062,235)	(4,404,390)	$(103,006,088)

As of November 30, 2024, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 8,471 Class K Shares of the Fund.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Compensation to the independent directors/trustees of the Fund is paid by the Fund.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	41

Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

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Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

DAC	Designated Activity Co.

ETF	Exchange-Traded Fund

LP	Limited Partnership

MTN	Medium-Term Note

NVS	Non-Voting Shares

OTC	Over-the-Counter

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

TOPIX	Tokyo Stock Price Index

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	43

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Sustainable Balanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Sustainable Balanced Fund, Inc.

Date: January 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Sustainable Balanced Fund, Inc.

Date: January 21, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Sustainable Balanced Fund, Inc.

Date: January 21, 2025